UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6465

The Travelers Series Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

THE TRAVELERS SERIES TRUST

TRAVELERS QUALITY BOND PORTFOLIO

LAZARD INTERNATIONAL STOCK PORTFOLIO

MFS EMERGING GROWTH PORTFOLIO

FEDERATED HIGH YIELD PORTFOLIO

FEDERATED STOCK PORTFOLIO

DISCIPLINED MID CAP STOCK PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2004

TRAVELERS QUALITY BOND PORTFOLIO

Schedules of Investments (unaudited)	September 30, 2004

FACE AMOUNT		SECURITY	VALUE
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 34.8%
		U.S. Treasury Notes:
$9,760,000		5.875% due 11/15/05	$10,153,455
21,350,000		3.500% due 11/15/06	21,731,135
4,500,000		3.125% due 9/15/08	4,497,894
1,920,000		3.375% due 11/15/08	1,934,175
4,550,000		4.750% due 11/15/08	4,824,424
7,400,000		5.750% due 8/15/10	8,251,873
4,410,000		4.250% due 8/15/14	4,457,549
1,000,000		5.250% due 2/15/29	1,041,368
		Fannie Mae:
		Benchmark Notes:
2,400,000		1.750% due 6/16/06	2,364,252
3,900,000		6.000% due 5/15/11	4,312,577
2,600,000		Notes, 2.000% due 2/9/07 (a)	2,594,701
1,200,000		Freddie Mac, Medium-Term Notes, 2.900% due 2/27/19 (a)	1,198,570

		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost - $68,874,187)	67,361,973

FACE AMOUNT	RATING(b)
CORPORATE BONDS AND NOTES - 54.6%

Aerospace/Defense - 2.5%
		Northrop Grumman Corp., Notes:
3,800,000	BBB	8.625% due 10/15/04	3,806,787
1,100,000	BBB	4.079% due 11/16/06	1,118,047

			4,924,834

Automotive - 1.3%
1,300,000	BBB	Daimler Chrysler North America Holding Corp., Notes, 7.300% due 1/15/12	1,478,725
1,000,000	BBB-	Lear Corp., Notes, Series B, 7.960% due 5/15/05	1,031,354

			2,510,079

Banking - 4.2%
1,720,000	AA-	ABN AMRO Bank N.V., Sr. Notes, 1.730% due 5/11/07 (a)	1,723,672
1,000,000	A+	Bank of America Corp., Sr. Notes, 5.375% due 6/15/14	1,040,441
1,170,000	BBB	Capital One Bank, Notes, 5.000% due 6/15/09	1,212,910
600,000	A+	Credit Suisse First Boston (USA), Inc., Notes, 6.125% due 11/15/11	654,640
700,000	A	Huntington National Bank, Sr. Notes, 4.650% due 6/30/09	719,140
1,800,000	AA-	US Bank NA, Notes, 2.870% due 2/1/07	1,789,146
900,000	A-	Washington Mutual Bank, Notes, 5.650% due 8/15/14	934,718

			8,074,667

Brokerage - 3.0%
2,100,000	A+	The Goldman Sachs Group, Inc., Notes, 4.750% due 7/15/13	2,064,038
1,300,000	A	Lehman Brothers Holdings Inc., Medium-Term Notes, Series G, 4.800% due 3/13/14	1,284,581
1,400,000	A+	Merrill Lynch & Co., Inc., Notes, 4.125% due 9/10/09 (a)	1,405,375

See Notes to Schedules of Investments.

TRAVELERS QUALITY BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(b)	SECURITY	VALUE
Brokerage - 3.0% (continued)
$1,000,000	A+	Morgan Stanley, Notes, 6.600% due 4/1/12	$1,116,763

			5,870,757

Conglomerates - 1.0%
1,800,000	BBB	Tyco International Group SA, Notes, 6.125% due 11/1/08	1,953,981

Construction - 0.4%
800,000	BBB-	MDC Holdings, Inc., Notes, 5.500% due 5/15/13	814,496

Consumer Products - 1.3%
2,400,000	AA-	Procter & Gamble Co., Notes, 4.950% due 8/15/14	2,463,202

Distributors - 0.4%
700,000	A+	Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% due 1/15/11	708,047

Energy - 4.5%
700,000	BBB+	Anadarko Finance Co., Notes, Series B, 6.750% due 5/1/11	793,840
400,000	A-	Cooper Cameron Corp., Sr. Notes, 2.650% due 4/15/07	392,128
700,000	BBB-	Duke Capital LLC, Sr. Notes, 4.331% due 11/16/06	712,989
870,000	BBB	Duke Energy Field Services, LLC, Notes, 7.500% due 8/16/05	904,213
3,600,000	B+	Transcontinental Gas Pipe Line Corp., Notes, 6.125% due 1/15/05	3,640,500
2,200,000	BBB-	Xcel Energy Inc., Sr. Notes, 3.400% due 7/1/08	2,169,132

			8,612,802

Finance Captive - 2.8%
1,000,000	BBB	Devon Financing Corp., ULC, Notes, 6.875% due 9/30/11	1,129,854
		Ford Motor Credit Co., Global Landmark Securities™:
1,900,000	BBB-	6.875% due 2/1/06	1,988,833
600,000	BBB-	7.000% due 10/1/13	635,434
		General Motors Acceptance Corp., Notes:
1,200,000	BBB	7.250% due 3/2/11	1,282,890
300,000	BBB	6.875% due 9/15/11	315,141

			5,352,152

Finance Non-Captive - 4.8%
1,000,000	AAA	AIG Sunamerica Global Financing VII, Sr. Notes, 5.850% due 8/1/08 (c)	1,078,957
1,700,000	A+	American General Finance, Medium-Term Notes, Series I 3.875% due 10/1/09	1,687,043
1,130,000	A	Countrywide Home Loans, Inc., Medium-Term Notes, Series L, 4.000% due 3/22/11	1,098,954
2,400,000	AAA	General Electric Capital Corp., Medium-Term Notes, Series A, 5.450% due 1/15/13	2,546,902
2,590,000	A	Household Finance Corp., Notes, 6.375% due 11/27/12	2,874,449

			9,286,305

Food & Beverage - 1.2%
700,000	A+	Bottling Group LLC, Notes, 4.625% due 11/15/12	708,471
1,400,000	BBB	Safeway Inc., Notes, 6.500% due 3/1/11	1,532,163

			2,240,634

See Notes to Schedules of Investments.

TRAVELERS QUALITY BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(b)	SECURITY	VALUE
Healthcare - 0.4%
$700,000	BBB+	Anthem Inc., Bonds, 6.800% due 8/1/12	$790,255

Insurance - 1.9%
1,700,000	AAA	MassMutual, Global Funding II, Notes, 2.550% due 7/15/08 (c)	1,649,223
1,900,000	AA+	New York Life Global Funding, Medium-Term Notes, 5.375% due 9/15/13 (c)	1,986,602

			3,635,825

Media - 5.9%
400,000	BBB-	Clear Channel Communications, Inc., Sr. Notes, 4.400% due 5/15/11	386,742
900,000	BBB	Comcast Cable Communications, Inc., Exchange Notes, 8.500% due 5/1/27	1,148,873
3,700,000	BBB	Cox Enterprises Inc., Notes, 7.875% due 9/15/10 (c)	4,081,970
2,000,000	BBB-	Liberty Media Corp., Sr. Notes, 3.380% due 9/17/06 (a)	2,021,920
3,600,000	BBB+	Time Warner Inc., Notes, 6.150% due 5/1/07	3,828,593

			11,468,098

Metals - 0.4%
600,000	BBB-	Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11	731,497

Packaging - 0.3%
550,000	BBB	Sealed Air Corp., Notes, 5.625% due 7/15/13 (c)	566,453

Paper Products - 0.4%
700,000	BBB	International Paper Co., Notes, 5.300% due 4/1/15	697,490

Pharmaceuticals - 1.1%
2,200,000	A	Wyeth, Notes, 5.500% due 2/1/14	2,235,904

Real Estate Investment Trust - 3.4%
460,000	BBB-	iStar Financial Inc., Sr. Notes, 6.000% due 12/15/10	480,918
500,000	BBB	HRPT Properties Trust, Sr. Notes, 6.250% due 8/15/16	518,670
200,000	A-	Kimco Realty Corp., Notes, 1.880% due 8/1/06 (a)	200,117
250,000	BBB-	Nationwide Health Properties, Inc., Medium-Term Notes, Series C, 6.900% due 10/1/37	271,071
5,000,000	BBB	Post Apartment Homes, L.P., MOPPRSSM, 6.850% due 3/16/15	5,065,150

			6,535,926

Retailers - 2.3%
4,500,000	AA	Wal-Mart Stores, Inc., Notes, 4.550% due 5/1/13	4,539,362

Supermarkets - 0.7%
1,300,000	BBB	Fred Meyer, Inc., Notes, 7.450% due 3/1/08	1,453,106

Telecommunications - 3.4%
2,000,000	BBB+	Deutsche Telekom International Finance B.V., Bonds, 7.750% due 6/15/05	2,077,670
1,350,000	BBB-	Sprint Capital Corp., Notes, 6.125% due 11/15/08	1,458,489
		Telecom Italia Capital SA, Global Notes:
300,000	BBB+	4.000% due 1/15/10 (c)	298,082
2,700,000	BBB+	5.250% due 11/15/13 (c)	2,755,898

			6,590,139

Tobacco - 0.9%
1,700,000	BBB	Altria Group, Inc., Notes, 5.625% due 11/4/08	1,737,354

See Notes to Schedules of Investments.

TRAVELERS QUALITY BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(b)	SECURITY	VALUE
Utilities - 6.1%
$650,000	B+	CMS Energy Corp., Sr. Notes, 7.625% due 11/15/04	$653,250
2,800,000	BBB	Pepco Holdings, Inc., Notes, 5.500% due 8/15/07	2,933,641
2,900,000	BBB-	Progress Energy, Inc., Sr. Notes, 6.050% due 4/15/07	3,069,882
750,000	BB-	PSEG Energy Holdings Inc., Sr. Notes, 8.625% due 2/15/08	830,625
1,800,000	BBB+	SCANA Corp., Sr. Notes, 2.161% due 11/15/06 (a)	1,804,448
1,700,000	AA-	SP PowerAssets Ltd., Notes, 5.000% due 10/22/13 (c)	1,726,044
800,000	BBB-	TransAlta Corp., Notes, 5.750% due 12/15/13	823,282

			11,841,172

		TOTAL CORPORATE BONDS AND NOTES (Cost - $102,858,281)	105,634,537

ASSET-BACKED SECURITIES - 4.8%
1,199,434	AAA	California Infrastructure PG&E-1, Series 1997-1, Class A7, 6.420% due 9/25/08	1,247,330
1,000,000	AAA	Chase Funding Trust, Series 2002-2, Class 1A5, 5.833% due 4/25/32	1,051,181
1,741,608	AAA	DaimlerChrysler Auto Trust, Series 2001-C, Class A4, 4.630% due 12/6/06	1,759,910
1,700,000	AAA	Discover Card Master Trust I, Series 1996-3, Class A, 6.050% due 8/18/08	1,777,899
2,200,000	AAA	Ford Credit Auto Owner Trust, Series 2002-B, Class A4, 4.750% due 8/15/06	2,236,572
1,125,329	AAA	Toyota Auto Receivables Owner Trust, Series 2002-C, Class A3, 2.650% due 11/15/06	1,127,821

		TOTAL ASSET-BACKED SECURITIES (Cost - $9,471,069)	9,200,713

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.1%
1,500,000	AAA	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C5, Class A4, 4.900% due 12/15/36	1,522,331
		LB-UBS Commercial Mortgage Trust:
1,090,000	AAA	Series 2002-C4, Class A5, 4.853% due 9/15/31	1,113,267
2,000,000	AAA	Series 2003-C3, Class A2, 3.086% due 5/15/27	1,961,997
1,900,000	AAA	Series 2004-C1, Class A4, 4.568% due 1/15/31	1,881,487
1,450,000	AAA	Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A3, 4.957% due 8/15/35	1,500,415

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $7,942,397)	7,979,497

See Notes to Schedules of Investments.

TRAVELERS QUALITY BOND PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT - 1.0%
$1,875,000	State Street Bank & Trust Co. dated 9/30/04, 1.600% due 10/1/04; Proceeds at maturity - $1,875,083; (Fully collateralized by U.S. Treasury Notes, 5.375% due 2/15/31; Market value - $1,914,474) (Cost - $1,875,000)	$1,875,000

	TOTAL INVESTMENTS - 99.3% (Cost - $191,020,934**)	192,051,720
	Other Assets in Excess of Liabilities - 0.7%	1,393,978

	TOTAL NET ASSETS - 100.0%	$193,445,698

(a)	Variable rate security.
(b)	All ratings are by Standard & Poors Ratings Service, except for those identified by an asterisk (*) which are rated by Moody’s Investors Service.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines established by the Board of Trustees.
**	Aggregate cost for Federal income tax purposes is substantially the same.
See pages 39 and 40 for definitions of ratings.

Abbreviation used in this schedule:

MOPPRS SM	—	MandatOry Par Put Remarketed Securities SM. “MandatOry Par Put Remarketed Securities SM” and MOPPRSSM are service marks owned by Merrill Lynch & Co., Inc.

See Notes to Schedules of Investments.

LAZARD INTERNATIONAL STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
STOCK - 96.2%

Finland - 5.0%
452,400	Nokia Oyj	$6,224,387
132,800	Stora Enso Oyj, Series R Shares	1,794,160

		8,018,547

France - 10.4%
55,000	Carrefour S.A. (a)	2,586,379
136,900	Credit Agricole S.A. (a)	3,733,103
27,000	Lagardere S.C.A. (a)	1,674,351
55,185	Sanofi-Aventis (a)	4,001,917
23,251	Total S.A. (a)	4,734,997

		16,730,747

Germany - 12.1%
45,600	BASF AG	2,686,800
235,000	Deutsche Telekom AG (a)(b)	4,359,661
45,300	E.ON AG (b)	3,341,326
33,800	Muenchener Rueckversicherungs-Gesellschaft AG	3,255,283
1,440	Porsche AG, Preferred Shares	935,491
32,600	Schering AG	2,058,462
37,900	Siemens AG	2,786,561

		19,423,584

Ireland - 4.2%
100,792	Allied Irish Banks PLC	1,689,550
193,400	Bank of Ireland	2,603,274
103,942	CRH PLC	2,480,593

		6,773,417

Italy - 3.0%
173,650	Eni S.p.A. (a)	3,889,964
414,000	Terna S.p.A. (b)	984,472

		4,874,436

Japan - 15.7%
20,650	ACOM CO., LTD. (a)	1,278,034
3,500	AIFUL CORP. (a)	343,346
309	East Japan Railway Co. (a)	1,598,348
43,700	FANUC LTD. (a)	2,300,104
170,000	Mitsubishi Estate Co., Ltd. (a)	1,774,128
26,700	NEC Electronics Corp. (a)	1,364,136
317,000	NISSAN MOTOR CO., LTD. (a)	3,452,062
263,000	Nomura Holdings, Inc. (a)	3,377,150
1,173	NTT DoCoMo, Inc.	1,990,571
61,800	Shin-Etsu Chemical Co., Ltd. (a)	2,220,863
253,000	The Sumitomo Trust and Banking Co., Ltd.	1,496,946
34,900	Takeda Pharmaceutical Co., Ltd. (a)	1,583,556
683,000	TOKYO GAS CO. LTD. (a)	2,423,458

		25,202,702

See Notes to Schedules of Investments.

LAZARD INTERNATIONAL STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
The Netherlands - 6.4%
50,457	Heineken N.V. (a)	$1,518,757
117,572	Koninklijke (Royal) Philips Electronics N.V.	2,692,149
116,500	Royal Dutch Petroleum Co.	5,999,211

		10,210,117

Norway - 1.7%
123,000	DNB NOR ASA	973,043
129,500	Statoil ASA	1,856,541

		2,829,584

Singapore - 1.3%
252,800	Oversea-Chinese Banking Corp. Ltd. (a)	2,101,351

Spain - 1.9%
73,500	Altadis, S.A.	2,500,761
8,900	Antena 3 de Television, S.A. (b)	529,592

		3,030,353

Switzerland - 6.1%
56,200	Compagnie Financiere Richemont AG, Class A Shares	1,556,793
111,030	Credit Suisse Group (b)	3,547,441
54,700	Swiss Re	3,151,088
21,500	UBS AG	1,515,213

		9,770,535

United Kingdom - 28.4%
378,800	Barclays PLC	3,633,225
260,800	BP PLC	2,489,639
197,696	Cadbury Schweppes PLC	1,520,524
274,974	Diageo PLC	3,433,580
36,700	EMAP PLC	500,112
270,500	GlaxoSmithKline PLC	5,830,227
370,207	HSBC Holdings PLC	5,875,578
93,220	Imperial Tobacco Group PLC	2,031,150
148,260	Kesa Electricals PLC	759,306
126,800	Marks & Spencer Group PLC	787,082
291,600	Prudential PLC	2,377,326
465,300	Rentokil Initial PLC	1,267,290
61,700	Rio Tinto PLC	1,659,244
156,400	Royal Bank of Scotland Group PLC	4,517,270
63,800	Smiths Group PLC	856,704
199,600	Unilever PLC	1,624,569
2,728,400	Vodafone Group PLC	6,529,954

		45,692,780

	TOTAL STOCK (Cost - $141,775,371)	154,658,153

See Notes to Schedules of Investments.

LAZARD INTERNATIONAL STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT - 4.1%
$6,597,000	State Street Bank and Trust Co. dated 9/30/04, 1.600% due 10/1/04; Proceeds at maturity - $6,597,293; (Fully collateralized by U.S. Treasury Bonds, 6.375% due 8/15/27; Market value - $6,731,914) (Cost - $6,597,000)	$6,597,000

	TOTAL INVESTMENTS - 100.3% (Cost - $148,372,371*)	161,255,153
	Liabilities in Excess of Other Assets - (0.3)%	(448,997)

	TOTAL NET ASSETS - 100.0%	$160,806,156

LOANED SECURITIES COLLATERAL
40,395,420	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $40,395,420)	$40,395,420

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Summary of Investments by Industry**
Banks	18.7%
Oil & Gas	11.8
Pharmaceuticals	8.4
Insurance	5.4
Wireless Telecommunication Services	5.3
Repurchase Agreement	4.1
Diversified Financials	4.0
Communications Equipment	3.9
Electrical Equipment	3.2
Beverages	3.1
Chemicals	3.0
Tobacco	2.8
Automobiles	2.7
Diversified Telecommunication	2.7
Electrical Utilities	2.7
Other	18.2

100.0%

**	As a percentage of total investments.

See Notes to Schedules of Investments.

MFS EMERGING GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 98.5%

CONSUMER DISCRETIONARY - 18.0%

Hotels, Restaurants & Leisure - 3.9%
40,160	Carnival Corp.	$1,899,166
7,960	The Cheesecake Factory Inc. (a)	345,464
5,810	Four Seasons Hotels, Inc.	372,421
18,710	International Game Technology	672,625
39,450	Royal Caribbean Cruises Ltd.	1,720,020
6,790	Starbucks Corp. (a)	308,673
17,530	WMS Industries Inc. (a)	450,346
1,900	Wynn Resorts, Ltd. (a)	98,211

		5,866,926

Household Durables - 0.4%
4,600	Nintendo Co., Ltd.	562,712

Internet & Catalog Retail - 2.2%
36,160	eBay Inc. (a)	3,324,550

Media - 7.3%
43,490	Citadel Broadcasting Co. (a)	557,542
30,920	Comcast Corp., Special Class A Shares (a)	863,286
59,020	EchoStar Communications Corp., Class A Shares (a)	1,836,702
13,600	Fox Entertainment Group Inc., Class A Shares (a)	377,264
38,750	Getty Images, Inc. (a)	2,142,875
19,190	Grupo Televisa, SA, Sponsored ADR	1,011,889
15,870	Meredith Corp.	815,401
24,310	The News Corp. Ltd., Sponsored Preferred ADR	761,632
20,800	Playboy Enterprises, Inc., Class B Shares (a)	208,832
22,060	Viacom Inc., Class B Shares	740,334
39,750	The Walt Disney Co.	896,362
49,190	Westwood One, Inc. (a)	972,486

		11,184,605

Multi-Line Retail - 1.5%
34,290	Family Dollar Stores, Inc.	929,259
31,190	Target Corp.	1,411,348

		2,340,607

Specialty Retail - 1.6%
4,330	Best Buy Co., Inc.	234,859
10,100	Chico’s FAS, Inc. (a)	345,420
10,020	PETsMART, Inc.	284,468
13,430	Staples, Inc.	400,483
37,010	Tiffany & Co.	1,137,687

		2,402,917

Textiles & Apparel - 1.1%
9,340	Coach, Inc. (a)	396,203
16,610	NIKE, Inc., Class B Shares	1,308,868

		1,705,071

	TOTAL CONSUMER DISCRETIONARY	27,387,388

See Notes to Schedules of Investments.

MFS EMERGING GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
CONSUMER STAPLES - 3.3%

Beverages - 1.1%
15,510	Anheuser-Busch Cos., Inc.	$774,725
17,900	PepsiCo, Inc.	870,835

		1,645,560

Food & Drug Retailing - 2.1%
28,000	CVS Corp.	1,179,640
55,560	Walgreen Co.	1,990,715

		3,170,355

Household Products - 0.1%
5,700	Colgate-Palmolive Co.	257,526

	TOTAL CONSUMER STAPLES	5,073,441

ENERGY - 2.8%

Energy Equipment & Services - 2.8%
26,520	BJ Services Co.	1,389,913
11,030	Cooper Cameron Corp. (a)	604,885
36,280	GlobalSantaFe Corp.	1,111,982
18,300	Smith International, Inc. (a)	1,111,359

	TOTAL ENERGY	4,218,139

FINANCIALS - 3.7%

Banks - 0.5%
17,710	Investors Financial Services Corp.	799,252

Diversified Financials - 3.2%
37,000	American Express Co.	1,904,020
53,180	Ameritrade Holding Corp. (a)	638,692
4,900	The Goldman Sachs Group, Inc.	456,876
35,250	Legg Mason, Inc.	1,877,768

		4,877,356

	TOTAL FINANCIALS	5,676,608

HEALTHCARE - 28.3%

Biotechnology - 8.2%
25,590	Amgen Inc. (a)	1,450,441
22,890	Celgene Corp. (a)	1,332,885
13,230	Genentech, Inc. (a)	693,517
23,150	Gen-Probe Inc. (a)	922,991
47,520	Genzyme Corp. (a )	2,585,563
68,400	Gilead Sciences, Inc. (a)	2,556,792
17,910	ImClone Systems Inc. (a)	946,544
6,540	Invitrogen Corp. (a)	359,635
46,140	MedImmune, Inc. (a)	1,093,518
11,780	Neurocrine Biosciences, Inc. (a)	555,545

		12,497,431

See Notes to Schedules of Investments.

MFS EMERGING GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Healthcare Equipment & Supplies - 11.6%
12,680	Alcon, Inc.	$1,016,936
47,540	Baxter International, Inc.	1,528,886
13,580	C.R. Bard, Inc.	769,035
152,130	Cytyc Corp. (a)	3,673,940
22,550	DENTSPLY International Inc.	1,171,247
43,063	Fisher Scientific International Inc. (a)	2,511,865
40,930	Guidant Corp.	2,703,017
46,730	Medtronic, Inc.	2,425,287
33,200	Millipore Corp. (a)	1,588,620
2,600	Synthes, Inc. (a)	283,504

		17,672,337

Healthcare Providers & Services - 1.3%
20,640	Community Health Systems Inc. (a)	550,675
36,990	HCA Inc.	1,411,168

		1,961,843

Pharmaceuticals - 7.2%
23,230	Allergan, Inc.	1,685,336
30,510	Elan Corp. PLC, Sponsored ADR (a)	713,934
10,120	Eli Lilly and Co.	607,706
11,850	Endo Pharmaceuticals Holdings Inc. (a)	217,566
44,580	Johnson & Johnson	2,511,191
61,450	Medicis Pharmaceutical Corp., Class A Shares	2,399,008
27,200	Novartis AG	1,269,224
13,920	Roche Holding AG	1,439,711

		10,843,676

	TOTAL HEALTHCARE	42,975,287

INDUSTRIALS - 10.0%

Air Freight & Couriers - 0.4%
11,640	Expeditors International of Washington, Inc.	601,788

Airlines - 0.4%
30,510	JetBlue Airways Corp. (a)	638,269

Commercial Services & Supplies - 7.1%
44,090	Alliance Data Systems Corp. (a)	1,788,290
11,250	Apollo Group, Inc., Class A Shares (a)	825,413
46,830	ARAMARK Corp., Class B Shares	1,130,476
44,410	Career Education Corp. (a)	1,262,576
39,260	Ceridian Corp. (a)	722,777
11,940	The Corporate Executive Board Co.	731,206
43,620	DST Systems, Inc. (a)	1,939,781
484	Employee Solutions, Inc. (a)	0
15,270	Manpower Inc.	679,362
20,920	Paychex, Inc.	630,738
18,890	Robert Half International Inc.	486,795
5,380	Strayer Education, Inc.	618,754

		10,816,168

See Notes to Schedules of Investments.

MFS EMERGING GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Industrial Conglomerates - 1.1%
54,930	Tyco International Ltd.	$1,684,154

Machinery - 1.0%
15,440	Illinois Tool Works Inc.	1,438,545

	TOTAL INDUSTRIALS	15,178,924

INFORMATION TECHNOLOGY - 22.9%

Communications Equipment - 3.5%
72,308	Cisco Systems, Inc. (a)	1,308,775
72,870	Comverse Technology, Inc. (a)	1,372,142
13,670	Harris Corp.	751,030
22,081	Juniper Networks, Inc. (a)	521,112
103,770	Nokia Oyj, Sponsored ADR	1,423,724

		5,376,783

Computers & Peripherals - 3.3%
21,880	Apple Computer, Inc. (a)	847,850
77,960	Dell Inc. (a)	2,775,376
28,100	EMC Corp. (a)	324,274
7,220	Lexmark International, Inc., Class A Shares (a)	606,552
18,300	Network Appliance, Inc. (a)	420,900

		4,974,952

Electronic Equipment & Instruments - 1.3%
43,820	Waters Corp. (a)	1,932,462

Internet Software & Services - 3.7%
34,580	Akamai Technologies, Inc. (a)	485,849
58,910	IAC/InterActiveCorp. (a)	1,297,198
17,800	Softbank Corp.	825,428
87,010	Yahoo! Inc. (a)	2,950,509

		5,558,984

Semiconductor Equipment & Products - 2.1%
16,600	Analog Devices, Inc.	643,748
13,600	Integrated Circuit Systems, Inc. (a)	292,400
37,740	Marvell Technology Group Ltd. (a)	986,146
56,880	PMC-Sierra, Inc. (a)	501,113
1,100	Samsung Electronics Co., Ltd.	217,800
2,200	Silicon Laboratories Inc. (a)	72,798
19,400	Xilinx, Inc.	523,800

		3,237,805

Software - 9.0%
108,500	Amdocs Ltd. (a)	2,368,555
36,500	Electronic Arts Inc. (a)	1,678,635
46,770	Mercury Interactive Corp. (a)	1,631,338
67,840	Microsoft Corp.	1,875,776

See Notes to Schedules of Investments.

MFS EMERGING GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Software - 9.0% (continued)
10,730	National Instruments Corp.	$324,797
98,600	Red Hat, Inc. (a)	1,206,864
13,490	SAP AG, Sponsored ADR	525,436
31,500	Symantec Corp. (a)	1,728,720
130,610	VERITAS Software Corp. (a)	2,324,858

		13,664,979

	TOTAL INFORMATION TECHNOLOGY	34,745,965

MATERIALS - 0.4%

Metals & Mining - 0.4%
5,200	Aber Diamond Corp. (a)	179,025
22,800	Companhia Vale do Rio Doce, ADR	512,316

	TOTAL MATERIALS	691,341

TELECOMMUNICATION SERVICES - 9.1%

Diversified Telecommunication Services - 3.2%
47,407	NTL Inc. (a)	2,942,552
42,440	SpectraSite, Inc. (a)	1,973,460

		4,916,012

Wireless Telecommunication Services - 5.9%
60,070	Alamosa Holdings, Inc. (a)	458,935
39,190	America Movil S.A. de C.V., ADR, Series L Shares	1,529,586
186,860	American Tower Corp., Class A Shares (a)	2,868,301
82,950	Crown Castle International Corp. (a)	1,234,296
45,020	Nextel Communications, Inc., Class A Shares (a)	1,073,277
71,458	Vodafone Group PLC, Sponsored ADR	1,722,852

		8,887,247

	TOTAL TELECOMMUNICATION SERVICES	13,803,259

	TOTAL COMMON STOCK (Cost - $132,315,026)	149,750,352

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.7%
$2,540,000	Federal Home Loan Bank, Discount Notes, zero coupon due 10/1/04 (Cost - $2,540,000)	2,540,000

	TOTAL INVESTMENTS - 100.2% (Cost - $134,855,026*)	152,290,352
	Liabilities in Excess of Other Assets - (0.2%)	(296,653)

	TOTAL NET ASSETS - 100.0%	$151,993,699

(a)	Non-income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt.

See Notes to Schedules of Investments.

FEDERATED HIGH YIELD PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
CORPORATE BONDS & NOTES - 94.3%

Aerospace & Defense - 1.7%
$175,000	B	Alliant Techsystems, Inc., 8.500% due 5/15/11	$191,625
100,000	B	Argo-Tech Corp., Sr. Notes, 9.250% due 6/1/11 (b)	107,750
		Hexcel Corp.:
50,000	B	Sr. Secured Notes, 9.875% due 10/1/08	56,250
350,000	CCC+	Sr. Sub. Notes, 9.750% due 1/15/09	369,250
425,000	BB-	L-3 Communications Corp., Sr. Sub. Notes, 6.125% due 1/15/14	427,125
225,000	B-	Transdigm, Inc., Sr. Sub. Notes, 8.375% due 7/15/11	241,875

			1,393,875

Automotive - 3.1%
100,000	CCC+	Accuride Corp., Sr. Sub. Notes, Series B, 9.250% due 2/1/08	102,750
275,000	CCC+	Advanced Accesory Systems LLC, Sr. Notes, 10.750% due 6/15/11	259,875
		General Motors Corp.:
325,000	BBB-	Debentures, 8.375% due 7/15/33	346,050
275,000	BBB-	Sr. Notes, 7.125% due 7/15/13	287,537
100,000	BBB-	Lear Corp., Sr. Notes, Series B, 7.960% due 5/15/05	103,135
200,000	B	Stanadyne Corp., Sr. Sub. Notes, 10.000% due 8/15/14 (b)	209,000
275,000	B+	Stoneridge, Inc., Sr. Notes, 11.500% due 5/1/12	312,813
225,000	CCC+	Transportation Technologies Industries, Inc., Sr. Sub. Notes, 12.500% due 3/31/10 (b)	232,031
385,000	BB-	TRW Automotive, Inc., Sr. Sub. Notes, 11.000% due 2/15/13	460,075
225,000	B	United Components, Inc., Sr. Sub. Notes, 9.375% due 6/15/13	243,563

			2,556,829

Building Materials - 1.9%
		Associated Materials, Inc.:
325,000	B-	Sr. Discount Notes, zero coupon due 3/1/14 (b)(c)	238,062
125,000	B-	Sr. Sub. Notes, 9.750% due 4/15/12	144,062
200,000	B-	Collins & Aikman Floorcoverings, Inc., Sr. Sub. Notes, Series B, 9.750% due 2/15/10	213,000
150,000	B-	Norcraft Cos LP/Norcraft Finance Corp., Sr. Sub. Notes, 9.000% due 11/1/11(b)	164,250
425,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Sr. Discount Notes, step bond to yield 9.746% due 9/1/12 (b)	310,250
200,000	B-	Ply Gem Industries, Inc., Sr. Sub. Notes, 9.000% due 2/15/12 (b)	200,500
100,000	B-	THL BuildCo Inc., Sr. Sub. Notes, 8.500% due 9/1/14 (b)	105,250
200,000	B-	U.S. Concrete, Inc., Sr. Sub. Notes, 8.375% due 4/1/14	210,000

			1,585,374

Chemicals - 5.9%
325,000	B-	BCP Caylux Holding Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (b)	352,625
225,000	B-	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Secured Notes, 9.000% due 7/15/14 (b)	237,375
225,000	B-	Compass Minerals Group, Inc., Sr. Sub. Notes, 10.000% due 8/15/11	253,125
		Compass Minerals International, Inc.:
275,000	B-	Sr. Discount Notes, Series B, step bond to yield 11.980% due 6/1/13	218,625
150,000	B-	Sr. Notes, step bond to yield 12.740% due 12/15/12	126,750

See Notes to Schedules of Investments.

FEDERATED HIGH YIELD PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Chemicals - 5.9% (continued)
$500,000	B-	Crystal U.S. Holdings 3 LLC/Crystal U.S. Sub 3 Corp., Sr. Discount Notes, step bond to yield 9.919% due 10/1/14 (b)	$301,250
250,000	B+	Equistar Chemical LP/Equistar Funding Corp., Sr. Notes, 10.125% due 9/1/08	283,125
125,000	BB+	FMC Corp., Secured Notes, 10.250% due 11/1/09	146,563
150,000	B	Huntsman Advanced Materials LLC, Sr. Secured Notes, 11.000% due 7/15/10 (b)	174,750
425,000	CCC+	Huntsman International LLC, Sr. Sub. Notes, 10.125% due 7/1/09	448,375
225,000	B+	INVISTA, Notes, 9.250% due 5/1/12 (b)	241,312
150,000	B	Koppers Inc., Sr. Notes, 9.875% due 10/15/13	166,500
		Lyondell Chemical Co.:
		Sr. Secured Notes:
275,000	B+	9.500% due 12/15/08	301,469
50,000	B+	10.500% due 6/1/13	58,000
75,000	B+	Series A, 9.6250% due 5/1/07	82,031
135,000	B+	Series B, 9.875% due 5/1/07	143,269
250,000	B-	Sr. Sub. Notes, 10.875% due 5/1/09	266,250
175,000	B-	Nalco Co., Sr. Sub. Notes, 8.875% due 11/15/13	189,000
325,000	B-	Nalco Finance Holdings, Inc., Sr. Notes, step bond to yield 8.086% due 2/1/14 (b)	232,375
250,000	CCC+	Rhodia SA, Sr. Sub. Notes, 8.875% due 6/1/11	218,750
		Union Carbide Chemicals & Plastics Co. Inc.:
50,000	BBB-	Debentures, 7.875% due 4/1/23	49,000
200,000	BBB-	Sr. Notes, 8.750% due 8/1/22	201,500
		Union Carbide Corp., Debentures:
75,000	BBB-	6.790% due 6/1/25	76,125
50,000	BBB-	7.500% due 6/1/25	48,000

			4,816,144

Construction Machinery - 1.7%
175,000	BB-	AGCO Corp., Sr. Notes, 9.500% due 5/1/08	189,875
400,000	BB-	Case New Holland, Inc., Sr. Notes, 9.250% due 8/1/11 (b)	450,000
150,000	NR	Clark Material Handling Co., Sr. Notes, Series D, 10.750% due 11/15/06 (d)(e)	0
		Columbus McKinnon Corp.:
50,000	B-	Sr. Secured Notes, 10.000% due 8/1/10	55,250
275,000	CCC+	Sr. Sub. Notes, 8.500% due 4/1/08	269,500
300,000	BB-	NationsRent Co., Inc., Sr. Secured Notes, 9.500% due 10/15/10	327,000
125,000	BB-	United Rentals North America Inc., Sr. Notes, 6.500% due 2/15/12	120,937

			1,412,562

Consumer Products - 5.0%
75,000	B-	American Achievement Corp., Sr. Sub. Notes, 8.250% due 4/1/12 (b)	79,125
200,000	CCC+	Ames True Temper, Inc., Sr. Sub. Notes, 10.000% due 7/15/12 (b)	205,250
175,000	B+	Armkel LLC, Sr. Sub. Notes, 9.500% due 8/15/09	191,625
150,000	B-	Chattem, Inc., Sr. Sub. Notes, 7.000% due 3/1/14	153,375
50,000	NR	Diamond Brands Operating Corp., Sr. Sub. Notes, 10.125% due 4/15/08 (d)(e)	0
175,000	B-	Icon Health & Fitness, Inc., Sr. Sub. Notes, 11.250% due 4/1/12	188,125
325,000	B-	Jarden Corp., Sr. Sub. Notes, 9.750% due 5/1/12	360,750

See Notes to Schedules of Investments.

FEDERATED HIGH YIELD PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Consumer Products - 5.0% (continued)
$475,000	B-	Jostens Holding Corp., Sr. Discount Notes, step bond to yield 10.039% due 12/1/13	$328,937
250,000	B-	Jostens IH Corp., 7.625% due 10/1/12 (b)	252,500
200,000	NR	Jostens Inc., Sr. Sub. Notes, 12.750% due 5/1/10	224,858
50,000	BB	K2, Inc., Sr. Notes, 7.375% due 7/1/14 (b)	53,250
200,000	CCC+	Leiner Health Products, Inc., Sr. Sub. Notes, 11.000% due 6/1/12 (b)	213,500
275,000	CCC+	Playtex Products, Inc., Sr. Sub. Notes, 9.375% due 6/1/11	283,250
250,000	B-	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14 (b)	253,750
350,000	B-	Simmons Bedding Co., Sr. Sub. Notes, 7.875% due 1/15/14 (b)	365,750
205,000	B	Tempur-Pedic, Inc./Tempur Production U.S.A., Inc., Sr. Sub. Notes, 10.250% due 8/15/10	234,213
150,000	CCC+	True Temper Sports, Inc., Sr. Sub. Notes, 8.375% due 9/15/11	140,250
350,000	B-	United Industries Corp., Sr. Sub. Notes, Series D, 9.875% due 4/1/09	367,500
150,000	B	WH Holdings Ltd./WH Capital Corp., Sr. Notes, 9.500% due 4/1/11	163,125

			4,059,133

Diversified - 1.6%
1,210,756	BB-	Targeted Return Index Sector, Trains HY-2004-1, Secured Notes, 8.218% due 8/1/15 (b)(c)	1,304,482

Diversified Manufacturing - 0.7%
175,000	CCC+	Polypore, Inc., Sr. Sub. Notes, 8.750% due 5/15/12 (b)	182,437
375,000	BBB	Tyco International Group S.A., Notes, 5.800% due 8/1/06	392,862

			575,299

Energy - 1.4%
175,000	BB	Citgo Petroleum Corp., Sr. Notes, 11.375% due 2/1/11	206,937
225,000	B	Compton Petroleum Corp., Sr. Notes, 9.900% due 5/15/09	250,875
100,000	CCC+	Continental Resources, Inc., Sr. Sub. Notes, 10.250% due 8/1/08	104,000
50,000	B-	Lone Star Technologies, Inc., Sr. Sub. Notes, Series B, 9.000% due 6/1/11	53,750
49,000	B+	Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12	55,615
150,000	BB-	Petroleum Helicopters, Inc., Sr. Notes, Series B, 9.375% due 5/1/09	162,000
75,000	B	Range Resources Corp., Sr. Sub. Notes, 7.375% due 7/15/13	79,125
250,000	B	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	281,250

			1,193,552

Entertainment - 2.5%
300,000	CCC+	AMC Entertainment, Inc., Sr. Sub. Notes, 9.875% due 2/1/12	312,000
450,000	B-	Cinemark, Inc., Sr. Discount Notes, step bond to yield 9.553% due 3/15/14	311,625
150,000	B-	Cinemark USA, Inc., Sr. Sub. Notes, 9.000% due 2/1/13	168,375
		Intrawest Corp., Sr. Notes:
225,000	B+	10.500% due 2/1/10	244,125
200,000	B+	7.500% due 10/15/13 (b)	208,250
325,000	CCC+	LCE Acquisition Corp., Sr. Sub. Note, 9.000% due 8/1/14 (b)	337,188
244	CCC+	Six Flags Inc., Sr. Notes, 8.875% due 2/1/10	230
425,000	B-	Universal City Development Partners, Sr. Notes, 11.750% due 4/1/10	497,250

			2,079,043

See Notes to Schedules of Investments.

FEDERATED HIGH YIELD PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Environmental - 1.7%
		Allied Waste North America, Inc., Series B:
$275,000	BB-	9.250% due 9/1/12	$307,313
625,000	BB-	Sr. Notes, 7.625% due 1/1/06	655,469
200,000	B	Clean Harbors, Inc., Sr. Secured Notes, 11.250% due 7/15/12 (b)	212,000
175,000	B	Synagro Technologies, Inc., Sr. Sub. Notes, 9.500% due 4/1/09	188,125

			1,362,907

Financial Institutions - 0.4%
200,000	B	Dollar Financial Group, Sr. Notes, 9.750% due 11/15/11	213,000
100,000	B-	Standard Aero Holdings, Inc., Sr. Sub. Notes, 8.250% due 9/1/14 (b)	104,000

			317,000

Food & Beverage - 5.5%
63,000	B-	AgriLink Foods, Inc., Sr. Sub. Notes, 11.875% due 11/1/08	66,150
300,000	B-	American Seafood Group LLC, Sr. Sub. Notes, 10.125% due 4/15/10	321,000
150,000	CCC+	B&G Foods, Inc., Sr. Sub. Notes, Series D, 9.625% due 8/1/07	153,900
150,000	BB	Constellation Brands, Inc., Sr. Notes, Series B, 8.000% due 2/15/08	165,938
200,000	B+	Cott Beverages, Inc., Sr. Sub. Notes, 8.000% due 12/15/11	219,500
		Del Monte Corp.:
75,000	B	Series B, 9.250% due 5/15/11	82,875
400,000	B	Sr. Sub. Notes, 8.625% due 12/15/12	447,000
		Dole Foods Co., Sr. Notes:
275,000	B+	8.625% due 5/1/09	301,125
175,000	B+	7.250% due 6/15/10	181,563
175,000	CCC+	Eagle Family Foods Holdings, Inc., Sr. Sub. Notes, Series B, 8.750% due 1/15/08	133,875
200,000	B-	Gold Kist, Inc., Sr. Notes, 10.250% due 3/15/14 (b)	223,000
175,000	B-	Michael Foods, Inc., Sr. Sub. Notes, 8.000% due 11/15/13	184,187
150,000	B	National Beef Packing Co./NB Finance Corp., LLC, Sr. Notes, 10.500% due 8/1/11 (c)	154,500
100,000	NR	Nebco Evans Holding Co., Sr. Discount Notes, 12.375% due 7/15/07 (d)(e)	0
275,000	B-	Pierre Foods, Inc., Sr. Sub. Notes, 9.875% due 7/15/12 (b)	284,625
		Pilgrim’s Pride Corp.:
100,000	BB-	Sr. Notes, 9.625% due 9/15/11	112,500
175,000	B+	Sr. Sub. Notes, 9.250% due 11/15/13	193,375
200,000	B-	Reddy Ice Group, Inc., Sr. Sub. Notes, 8.875% due 8/1/11	216,500
		Smithfield Foods, Inc., Sr. Notes, Series B:
250,000	BB	8.000% due 10/15/09	276,875
200,000	BB	7.750% due 5/15/13	218,000
		Swift & Co.:
100,000	B+	Sr. Notes, 10.125% due 10/1/09 (c)	110,250
125,000	B	Sr. Sub. Notes, 12.500% due 1/1/10	138,750

See Notes to Schedules of Investments.

FEDERATED HIGH YIELD PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Food & Beverage - 5.5% (continued)
$300,000	CCC+	UAP Holding Corp., Sr. Discount Notes, step bond to yield 10.750% due 7/15/12 (b)	$231,000
75,000	B-	United Agricultural Products Inc., Sr. Notes, 8.250% due 12/15/11 (b)	81,375

			4,497,863

Gaming - 6.4%
		Boyd Gaming Corp., Sr. Sub. Notes:
100,000	B+	8.750% due 4/15/12	112,000
175,000	B+	7.750% due 12/15/12	188,562
		Caesars Entertainment, Inc., Series B, Sr. Sub. Notes:
275,000	BB-	7.875% due 3/15/10	312,125
300,000	BB-	8.125% due 5/15/11	348,000
500,000	BB+	Harrah’s Operating Co., Inc., Sr. Sub. Notes, 7.875% due 12/15/05	529,375
225,000	B	Isle of Capri Casinos, Inc., Sr. Sub. Notes, 9.000% due 3/15/12	250,875
250,000	B	Kerzner International Ltd., Sr. Sub. Notes, 8.875% due 8/15/11	275,313
150,000	B	Majestic Star Casino LLC, Sr. Secured Notes, 9.500% due 10/15/10	153,750
		Mandalay Resort Group:
125,000	BB+	Sr. Notes, 9.500% due 8/1/08	144,375
475,000	BB-	Sr. Sub. Notes, Series B, 10.250% due 8/1/07	541,500
		MGM MIRAGE:
150,000	BB+	Sr. Notes, 8.500% due 9/15/10	171,187
		Sr. Sub. Notes:
500,000	BB-	9.750% due 6/1/07	558,125
200,000	BB-	8.375% due 2/1/11	221,750
250,000	BB-	Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.000% due 4/1/12	277,500
225,000	B+	MTR Gaming Group, Inc., Sr. Notes, Series B, 9.750% due 4/1/10	246,375
		Penn National Gaming, Inc., Sr. Sub. Notes:
50,000	B	8.875% due 3/15/10	55,062
175,000	B	Series B, 11.125% due 3/1/08	189,875
		Station Casinos, Inc.:
50,000	BB-	Sr. Notes, 6.000% due 4/1/12	51,500
200,000	B+	Sr. Sub. Notes, 6.500% due 2/1/14	204,500
225,000	B	Venetian Casino Resort LLC/Las Vegas Sands Inc., Mortgage Notes, 11.000% due 6/15/10	261,563
117,000	CCC+	Wynn Las Vegas LLC/Corp., Second Mortgage, 12.000% due 11/1/10	146,835

			5,240,147

Healthcare - 3.8%
300,000	B-	Ameripath, Inc., Sr. Sub. Notes, 10.500% due 4/1/13	307,500
225,000	B-	Ardent Health Services Inc., Sr. Sub. Notes, 10.000% due 8/15/13	231,750
		Concentra Operating Corp., Sr. Sub. Notes:
175,000	B-	9.500% due 8/15/10	194,250
50,000	B-	9.125% due 6/1/12 (b)	55,000

See Notes to Schedules of Investments.

FEDERATED HIGH YIELD PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Healthcare - 3.8% (continued)
		Fisher Scientific International, Sr. Sub. Notes:
$325,000	BB+	8.000% due 9/1/13	$365,625
50,000	BB+	6.750% due 8/15/14 (b)	52,750
100,000	B-	Hanger Orthopedic Group, Inc., Sr. Notes, 10.375% due 2/15/09	92,500
		HCA Inc., Notes:
350,000	BB+	6.910% due 6/15/05	357,999
375,000	BB+	8.750% due 9/1/10	440,088
200,000	BB+	6.750% due 7/15/13	212,974
143,382	B+	Magellan Health Services, Inc., Sr. Notes, 9.375% due 11/15/08	155,928
133,000	BBB	Manor Care, Inc., Sr. Notes, 8.000% due 3/1/08	150,535
225,000	B-	Medical Device Manufacturing, Inc., Sr. Sub. Notes, 10.000% due 7/15/12 (b)	239,625
150,000	BB-	Sybron Dental Specialties, Inc., Sr. Sub. Notes, 8.125% due 6/15/12	163,125
75,000	B	VWR International, Inc., Sr. Sub. Notes, 8.000% due 4/15/14 (b)	79,688

			3,099,337

Industrial - Other - 4.4%
150,000	B-	Aearo Co. I., Sr. Sub. Notes, 8.250% due 4/15/12	153,750
100,000	B	Amsted Industries, Inc., Sr. Notes, 10.250% due 10/15/11 (b)	110,500
250,000	CCC+	Brand Services, Inc., Sr. Sub. Notes, 12.000% due 10/15/12	285,000
125,000	B-	Coleman Cable, Inc., Sr. Notes, 9.875% due 10/1/12 (b)	127,656
400,000	B-	Eagle-Picher Industries, Inc., Sr. Notes, 9.750% due 9/1/13	410,000
		Foamex L.P.:
125,000	B-	Sr. Secured Notes, 10.750% due 4/1/09	118,125
100,000	CCC+	Sr. Sub. Notes, 9.875% due 6/15/07	75,500
50,000	NR	Glenoit Corp., Sr. Sub. Notes, 11.000% due 4/15/07 (d)(e)	0
225,000	B-	Interline Brands, Inc., Sr. Sub. Notes, 11.500% due 5/15/11	250,875
175,000	B-	Mueller Group, Inc., Sr. Sub. Notes, 10.000% due 5/1/12 (b)	189,875
		Neenah Corp.:
191,000	CCC+	Sr. Secured Notes, 11.000% due 9/30/10 (b)	209,622
159,574	CCC+	Sr. Sub. Notes, 13.000% due 9/30/13 (b)	165,159
250,000	B-	Norcross Safety Products LLC/Norcross Capital Co., Sr. Sub. Notes, 9.875% due 8/15/11	272,500
200,000	B-	Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12	227,000
300,000	B-	Sensus Metering Systems, Inc., Sr. Sub. Notes, 8.625% due 12/15/13	307,500
250,000	B	Superior Essex Communications LLC/Essex Group., Inc., Sr. Notes, 9.000% due 4/15/12 (b)	251,250
200,000	B-	Thermadyne Holdings Corp., Sr. Sub. Notes, 9.250% due 2/1/14	195,500
100,000	B+	Valmont Industries, Inc., Sr. Sub. Notes, 6.875% due 5/1/14 (b)	103,500
125,000	B-	Wesco Distribution Inc., Sr. Sub. Notes, 9.125% due 6/1/08	129,531

			3,582,843

See Notes to Schedules of Investments.

FEDERATED HIGH YIELD PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Lodging - 2.2%
$125,000	CCC+	Courtyard By Marriott II L.P., Sr. Secured Notes, Series B, 10.750% due 2/1/08	$126,250
		Hilton Hotels Corp., Notes:
300,000	BBB-	8.250% due 2/15/11	355,875
50,000	BBB-	7.625% due 12/1/12	58,375
63,000	B+	HMH Properties, Inc., Sr. Notes, Series B, 7.875% due 8/1/08	65,126
325,000	B+	Host Marriott L.P., Sr. Notes, 7.125% due 11/1/13	342,875
175,000	B-	Lodgenet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	191,625
175,000	BB+	Royal Caribbean Cruises Ltd., Sr. Notes, 8.000% due 5/15/10	197,969
		Starwood Hotels & Resorts Worldwide, Inc., Sr. Notes:
350,000	BB+	7.375% due 5/1/07	378,875
100,000	BB+	7.875% due 5/1/12 (c)	113,625

			1,830,595

Media - Cable - 2.4%
250,000	B+	Cablevision Systems Corp., Sr. Notes, 8.000% due 4/15/12 (b)	262,500
450,000	CCC-	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Sr. Discount Notes, 9.920% due 4/1/11	348,750
425,000	CCC-	Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., Sr. Notes, 10.250% due 9/15/10	436,156
375,000	BB-	CSC Holdings, Inc., Sr. Notes, 7.875% due 12/15/07	399,844
450,000	B	Kabel Deutschland GMBH, Sr. Notes, 10.625% due 7/1/14 (b)	492,750

			1,940,000

Media - Non-Cable - 9.3%
		Advanstar Communications, Inc.:
125,000	B-	Sr. Secured Notes, 10.750% due 8/15/10	139,062
250,000	CCC+	Sr. Sub. Notes, Series B, 12.000% due 2/15/11	268,750
175,000	NR	Advanstar, Inc., Sr. Sub. Notes, Series B, step bond to yield 14.681% due 10/15/11 (f)	149,625
150,000	B-	Affinity Group, Inc., Sr. Sub. Notes, 9.000% due 2/15/12	161,250
		American Media Operations, Inc., Sr. Sub. Notes:
200,000	B-	8.875% due 1/15/11	208,500
175,000	B-	Series B, 10.250% due 5/1/09	185,063
200,000	B-	Block Communications, Inc., Sr. Sub. Notes, 9.250% due 4/15/09	212,500
100,000	B	Cadmus Communication Corp., Sr. Sub. Notes, 8.375% due 6/15/14 (b)	108,250
276,000	B	Dex Media East LLC/Dex Media East Finance Co., Sr. Sub. Notes, 12.125% due 11/15/12	345,000
275,000	B	Dex Media Inc., Discount Notes, step bond to yield 9.371% due 11/15/13	202,812
488,000	B	Dex Media West, LLC/Dex Media East Finance Co., Sr. Sub. Notes, Series B, 9.875% due 8/15/13	575,840
325,000	BB-	DirecTV Holdings, LLC/DirecTV Financing Co., Sr. Notes, 8.375% due 3/15/31	371,312

See Notes to Schedules of Investments.

FEDERATED HIGH YIELD PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Media - Non-Cable - 9.3% (continued)
		Echostar DBS Corp., Sr. Notes:
$100,000	NR	10.375% due 10/1/07	$105,438
225,000	BB-	5.750% due 10/1/08	227,250
200,000	BB-	6.375% due 10/1/11	203,500
100,000	BB-	6.625% due 10/1/14 (b)	99,875
75,000	B-	Fisher Communications, Inc., Sr. Notes, 8.625% due 9/15/14 (b)	78,375
150,000	B-	Houghton Mifflin Co., Sr. Discount Notes, step bond to yield 11.536% due 10/15/13	91,500
175,000	B	Lamar Media Corp, Sr. Sub. Notes, 7.250% due 1/1/13	189,000
150,000	CCC+	Liberty Group Operating, Inc., Sr. Sub. Notes, 9.375% due 2/1/08	151,875
175,000	CCC+	NBC Acquisition Corp., Sr. Discount Notes, step bond to yield 11.013% due 3/15/13	119,875
150,000	CCC+	Nebraska Book Co., Inc., Sr. Sub. Notes, 8.625% due 3/15/12	150,000
250,000	B+	PanAmSat Corp., Sr. Notes, 9.000% due 8/15/14 (b)	261,250
425,000	B+	PanAmSat Holding Corp., Sr. Discount Notes, step bond to yield 10.513% due 8/15/14 (b)	250,219
300,000	B	Quebecor Media, Inc., Sr. Notes, 11.125% due 7/15/11	348,000
250,000	CCC+	Rainbow National Services LLC, Sr. Sub. Debentures, 10.375% due 9/1/14 (b)	263,125
200,000	BB-	The Reader’s Digest Association, Inc., Sr. Notes, 6.500% due 3/1/11	207,000
275,000	B+	R.H. Donnelley Finance Corp. I, Sr. Sub. Notes, 10.875% due 12/15/12 (b)	334,813
		Sinclair Broadcast Group, Inc., Sr. Sub. Notes:
300,000	B	8.750% due 12/15/11	327,000
50,000	B	8.000% due 3/15/12	52,125
		Vertis, Inc.:
550,000	B-	Notes, Series B, 10.875% due 6/15/09	594,000
50,000	B-	Sr. Secured Notes, 9.750% due 4/1/09	54,000
		XM Satellite Radio, Inc.:
186,747	CCC+	Sr. Discount Notes, step bond to yield 21.777% due 12/31/09	185,813
94,000	CCC+	Sr. Notes, 12.000% due 6/15/10 (f)	110,450
		Yell Finance B.V.:
179,000	BB-	Sr. Discount Notes, step bond to yield 16.740% due 8/1/11	176,315
97,000	BB-	Sr. Notes, 10.750% due 8/1/11	113,005

			7,621,767

Metals & Mining - 1.5%
175,000	BB-	California Steel Industries, Inc., Sr. Notes, 6.125% due 3/15/14	171,500
75,000	B-	Commonwealth Industries, Sr. Sub. Notes, 10.750% due 10/1/06	75,562
225,000	B-	IMCO Recycling, Inc., Secured Sr. Notes, 10.375% due 10/15/10	248,625
150,000	BB-	Ispat Inland ULC., Sr. Secured Notes, 9.750% due 4/1/14	166,125
150,000	NR	Republic Technology International LLC/RTI Capital Corp., Sr. Secured Notes, 13.750% due 7/15/09 (d)(e)(f)	0
150,000	B	Ryerson Tull, Inc., Notes, 9.125% due 7/15/06	159,000

See Notes to Schedules of Investments.

FEDERATED HIGH YIELD PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Metals & Mining - 1.5% (continued)
$210,000	BB-	United States Steel Corp., Sr. Notes, 9.750% due 5/15/10	$241,500
150,000	B	Wise Metals Group LLC, Sr. Secured Notes, 10.250% due 5/15/12 (b)	151,500

			1,213,812

Packaging - 3.0%
225,000	B-	Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12	255,375
		Graham Packaging Co., Inc.:
150,000	CCC+	Sr. Notes, 8.500% due 10/15/12 (b)	153,750
		Sr. Sub. Notes, Series B:
175,000	CCC+	5.485% due 1/15/08 (c)	175,656
250,000	CCC+	8.750% due 1/15/08	258,438
200,000	B+	Greif Bros. Corp., Sr. Sub. Notes, 8.875% due 8/1/12	224,000
		Owens - Brockway Glass Containers, Sr. Secured Notes:
250,000	BB-	8.875% due 2/15/09	273,125
150,000	BB-	7.750% due 5/15/11	160,500
100,000	B	8.25% due 5/15/13	107,000
350,000	B	Owens Illinois, Inc., Sr. Notes, 8.100% due 5/15/07	369,250
		Pliant Corp.:
50,000	B-	Sr. Secured Notes, 11.125% due 9/1/09	52,250
300,000	B-	Sr. Secured Sub. Notes, 13.000% due 6/1/10	259,500
17,081	NR	Russell-Stanley Holdings, Inc., Sr. Sub. Notes, 9.000% due 11/30/08 (b)(e)(g)	0
250,000	CCC	Tekni-Plex, Inc., Sr. Sub. Notes, Series B, 12.750% due 6/15/10	210,000

			2,498,844

Paper - 3.8%
50,000	BB	Boise Cascade Corp., Sr. Notes, 7.000% due 11/1/13	58,375
		Georgia-Pacific Corp.:
500,000	BB+	Notes, 7.500% due 5/15/06	531,250
		Sr. Notes:
250,000	BB+	8.125% due 5/15/11	290,000
400,000	BB+	9.375% due 2/1/13	473,000
250,000	B-	Graphic Packaging International Corp., Sr. Sub. Notes, 9.500% due 8/15/13	286,875
300,000	B	Jefferson Smurfit Corp., Sr. Notes, 8.250% due 10/1/12	332,250
		JSG Fund PLC:
250,000	B	Sr. Notes, 9.625% due 10/1/12	283,750
213,448	B	Sub. Notes, 15.500% due 10/1/13 (g)	248,666
150,000	B+	Riverside Forest Products Ltd., Sr. Notes, 7.875% due 3/1/14	159,750
225,000	B	Stone Container Corp., Sr. Notes, 9.750% due 2/1/11	250,313
175,000	BB-	Tembec Industries, Inc., Sr. Notes, 8.500% due 2/1/11	183,750

			3,097,979

Restaurants - 0.5%
50,000	CCC+	Buffets, Inc., Sr. Sub. Notes, 11.250% due 7/15/10	53,250
225,000	B-	Carrols Corp., Sr. Sub. Notes, 9.500% due 12/1/08	231,750
128,000	B-	Domino’s, Inc., Sr. Sub. Notes, 8.250% due 7/1/11	139,200

			424,200

Retailers - 3.9%
250,000	B	Couche-Tard U.S. L.P./Couche-Tard Finance Corp., Sr. Sub. Notes, 7.500% due 12/15/13	267,500

See Notes to Schedules of Investments.

FEDERATED HIGH YIELD PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Retailers - 3.9% (continued)
$125,000	B+	Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 6/1/12 (b)	$135,000
200,000	B-	FTD, Inc., Sr. Sub. Notes, 7.750% due 2/15/14	200,500
125,000	B-	General Nutrition Centers, Sr. Sub. Notes, 8.500% due 12/1/10 (g)	128,437
175,000	B	Hines Nurseries, Inc., Sr. Notes, 10.250% due 10/1/11	186,375
		J.C. Penney Co., Inc., Notes:
50,000	BB+	7.600% due 4/1/07	54,812
476,000	BB+	9.000% due 8/1/12	580,720
350,000	B	Jean Coutu Group PJC, Sr. Sub. Notes, 8.500% due 8/1/14 (b)	349,125
200,000	B-	Lazydays RV Center, Inc., Sr. Notes, 11.750% due 5/15/12 (b)	211,000
150,000	BB+	Michaels Stores, Inc., Sr. Notes, 9.250% due 7/1/09	163,500
250,000	B-	PCA LLC/PCA Finance Corp., Sr. Notes, 11.875% due 8/1/09	268,750
		Rite Aid Corp., Sr. Notes:
300,000	B+	8.125% due 5/1/10	316,500
100,000	B+	9.500% due 2/15/11	110,500
175,000	B	United Auto Group, Inc., Sr. Sub. Notes, 9.625% due 3/15/12	193,813
400,000	NR	U.S. Office Products Co., Sr. Sub. Notes, 9.750% due 6/15/08 (d)(e)	0

			3,166,532

Services - 1.2%
225,000	B	Brickman Group, Ltd., Sr. Sub. Notes, Series B, 11.750% due 12/15/09	261,000
114,000	B+	CB Richard Ellis Services Inc., Sr. Notes, 9.750% due 5/15/10	129,675
275,000	B-	Global Cash Access LLC/Global Cash Finance Corp., Sr. Sub. Notes, 8.750% due 3/15/12 (b)	292,875
		Language Line Holdings Inc.:
75,000	CCC+	Sr. Sub. Notes, 11.125% due 6/15/12 (b)	77,250
75,000	CCC+	Sr. Discount Notes, step bond to yield 14.118% due 6/15/13 (b)	40,500
175,000	CCC	SITEL Corp., Sr. Sub. Notes, 9.250% due 3/15/06	175,875

			977,175

Supermarkets - 0.0%
150,000	NR	Jitney-Jungle Stores of America, Inc., Sr. Sub. Notes, 10.375% due 9/15/07 (d)(e)	0

Technology - 2.9%
250,000	B+	Activant Solutions, Inc., Sr. Notes, 10.500% due 6/15/11	258,750
155,000	B	AMI Semiconductor, Inc., Sr. Sub. Notes, 10.750% due 2/1/13	181,350
150,000	B-	Da-Lite Screen Co., Inc., Sr. Notes, 9.500% due 5/15/11	159,000
125,000	B+	Danka Business Systems PLC, Sr. Notes, 11.000% due 6/15/10	131,875
175,000	BB+	Freescale Semiconductor, Inc. Sr. Notes, 7.125% due 7/15/14 (b)	182,875
250,000	BB-	Ingram Micro Inc., Sr. Sub. Notes, 9.875% due 8/15/08	274,687
175,000	BB+	Seagate Technology HDD Holdings, Sr. Notes, 8.000% due 5/15/09	187,250
225,000	BB+	Unisys Corp., Sr. Notes, 6.875% due 3/15/10	235,687

See Notes to Schedules of Investments.

FEDERATED HIGH YIELD PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Technology - 2.9% - (continued)
		Xerox Corp., Sr. Notes:
$450,000	B+	9.750% due 1/15/09	$526,500
225,000	B+	7.625% due 6/15/13	244,125

			2,382,099

Textile - 0.9%
175,000	B3*	GFSI, Inc., Sr. Sub. Notes, Series B, 9.625% due 3/1/07	170,187
150,000	BB-	Phillips Van-Heusen, Sr. Notes, 8.125% due 5/1/13	161,250
225,000	B	Warnaco Inc., Sr. Notes, 8.875% due 6/15/13	251,438
162,000	B+	The William Carter Co., Sr. Sub. Notes, Series B, 10.875% due 8/15/11	182,655

			765,530

Tobacco - 0.6%
200,000	NR	Commonwealth Brands, Inc., 10.625% due 9/1/08 (b)	209,000
		DIMON, Inc., Sr. Notes:
50,000	BB	7.750% due 6/1/13	49,000
150,000	BB	Series B, 9.625% due 10/15/11	159,000
75,000	BB+	Standard Commercial Corp., Sr. Notes, 8.000% due 4/15/12 (b)	77,250

			494,250

Transportation - 0.9%
150,000	CCC+	Allied Holdings, Inc., Sr. Notes, Series B, 8.625% due 10/1/07	117,750
100,000	NR	Holt Group, Sr. Sub. Notes, 9.750% due 1/15/06 (d)(e)	0
200,000	B-	Petro Stopping Centers L.P./Petro Financial Corp., Secured Notes, 9.000% due 2/15/12	213,000
		Stena AB, Sr. Notes:
250,000	BB-	9.625% due 12/1/12	280,313
150,000	BB-	7.500% due 11/1/13	150,938

			762,001

Utility - Electric - 3.2%
278,473	BB+	Caithness Coso Fund Corp., Secured Notes, Series B, 9.050% due 12/15/09	307,713
375,000	CCC+	Calpine Corp., Sr. Notes, 8.500% due 2/15/11	241,875
250,000	B+	CMS Energy Corp., Sr. Notes, 8.900% due 7/15/08	273,750
300,000	A-	Illinois Power Co., 11.500% due 12/15/10	357,000
		Nevada Power Co.:
50,000	BB	6.500% due 4/15/12 (b)	51,875
400,000	BB	2nd Mortgage, 9.000% due 8/15/13	462,000
175,000	B+	NRG Energy, Inc., Sr. Secured Notes, 8.000% due 12/15/13 (b)	188,344
		PSEG Energy Holdings LLC., Sr. Notes:
200,000	BB-	8.625% due 2/15/08	221,500
250,000	BB-	10.000% due 10/1/09	296,875
		Reliant Resources, Inc., Sr. Secured Notes:
125,000	B	9.250% due 7/15/10	134,844
125,000	B	9.500% due 7/15/13	136,406

			2,672,182

Utility - Natural Gas - 4.0%
		El Paso Corp.:
175,000	CCC+	Medium-Term Notes, 6.950% due 12/15/07	176,750
		Sr. Medium-Term Notes:
325,000	Caa1*	8.050% due 10/15/30	291,688
450,000	CCC+	7.800% due 8/1/31	397,125
225,000	CCC+	Sr. Notes, 6.750% due 5/15/09	225,000

See Notes to Schedules of Investments.

FEDERATED HIGH YIELD PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Utility - Natural Gas - 4.0% - (continued)
$175,000	B-	El Paso Production Holding Co., 7.750% due 6/1/13	$176,312
150,000	BB-	Ferrellgas Escrow LLC, Sr. Notes, 6.750% due 5/1/14	153,750
175,000	BB	Pacific Energy Partners L.P./Pacific Energy Finance Corp., Sr. Notes, 7.125% due 6/15/14 (b)	190,312
125,000	BB-	SEMCO Energy, Inc., Sr. Notes, 7.125% due 5/15/08	132,500
		Tennessee Gas Pipe Line Co.:
150,000	B-	Debentures, 7.500% due 4/1/17	156,375
450,000	B-	Notes, 8.375% due 6/15/32	483,750
150,000	B+	Transcontinental Gas Pipe Line Corp., Sr. Notes, Series B, 8.875% due 7/15/12	183,188
		The Williams Cos., Inc., Notes:
200,000	B+	7.625% due 7/15/19	220,000
425,000	B+	7.875% due 9/1/21	473,875

			3,260,625

Wireless Communications - 2.1%
200,000	B-	American Cellular Corp., Sr. Notes, Series B, 10.000% due 8/1/11	163,000
50,000	B	Inmarsat Finance PLC, Sr. Notes, 7.625% due 6/30/12 (b)	49,875
		Nextel Communications, Inc., Sr. Notes:
300,000	BB	9.375% due 11/15/09	319,125
575,000	BB	7.375% due 8/1/15	621,000
		Nextel Partners, Inc., Sr. Notes:
120,000	B-	12.500% due 11/15/09	139,200
50,000	B-	8.125% due 7/1/11	53,250
200,000	BB+	Rogers Wireless Communications Inc., Secured Notes, 6.375% due 3/1/14	185,000
200,000	CCC-	U.S. Unwired, Inc., Sr. Secured Notes, Series B, 10.000% due 6/15/12	208,500

			1,738,950

Wireline Communications - 4.2%
550,000	BB+	AT&T Corp., Sr. Notes, 8.750% due 11/15/31 (c)	602,250
225,000	B-	Alaska Communications Systems Holdings, Inc., Sr. Notes, 9.875% due 8/15/11	218,250
		Cincinnati Bell, Inc.:
250,000	B-	Sr. Notes, 7.250% due 7/15/13	241,875
200,000	B-	Sr. Sub. Notes, 8.375% due 1/15/14	183,500
125,000	BB-	Eircom Funding, Sr. Sub. Notes, 8.250% due 8/15/13	137,500
200,000	CCC	Primus Telecommunications Group, Sr. Notes, 8.000% due 1/15/14	149,000
100,000	B	Qwest Capital Funding, Inc., 7.250% due 2/15/11	89,750
850,000	BB-	Qwest Corp., Notes, 9.125% due 3/15/12 (b)(c)	939,250
725,000	B	Qwest Services Corp., Sr. Sub. Secured Notes, 14.000% due 12/15/10 (b)(c)	850,062

			3,411,437

		TOTAL CORPORATE BONDS & NOTES (Cost - $73,781,121)	77,334,368

SHARES
COMMON STOCK (h) - 0.1%

Chemicals - 0.0%
45		General Chemical Industrial Products, Inc. (e)	8,349

Container & Packaging - 0.0%
2,000		Russell-Stanley Holdings, Inc. (b)(e)	0

Diversified Financials - 0.1%
710		NTL, Inc.	44,070

See Notes to Schedules of Investments.

FEDERATED HIGH YIELD PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Media - Cable - 0.0%
1,237	Viatel Holding Bermuda Ltd.	$959

	TOTAL COMMON STOCK (Cost - $502,526)	53,378

PREFERRED STOCK - 0.5%

Printing & Publishing - 0.3%
	PRIMEDIA, Inc.:
1,150	Series F, 9.200%	100,050
1,500	Series H, 8.625%	125,250

		225,300

Retail - 0.2%
200	General Nutrition Centers Holding Co., Series A (b)	213,000

Telecommunications and Cellular - 0.0%
1,878	McLeodUSA, Inc., Series A (f)	4,695

	TOTAL PREFERRED STOCK (Cost - $915,705)	442,995

WARRANTS
WARRANTS (h) - 0.1%
30,652	ACP Holdings Corp., Expire 10/7/13 (b)	45,212
75	Advanstar Holdings Corp., Expire 10/15/11 (b)	2
901	AMF Bowling Worldwide, Inc., Class B Shares, Expire 3/9/09 (e)	0
	General Chemical Industrial Products, Inc.:
26	Series A, Expire 4/30/11 (e)	0
19	Series B, Expire 4/30/11 (e)	0
4,162	McLeodUSA, Inc., Class A Shares, Expire 4/16/07	458
100	MDP Acquisitions PLC, Expire 10/1/13 (b)	4,063
100	Pliant Corp., Expire 6/1/10 (b)	1
100	UIH Australia/Pacific Inc., Expire 5/15/06 (e)	0
125	XM Satellite Radio Holdings, Inc., Expire 3/15/10 (b)	8,063

	TOTAL WARRANTS (Cost - $105,613)	57,799

FACE AMOUNT
REPURCHASE AGREEMENT - 3.9%
$3,224,000	State Street Bank and Trust Co. dated 9/30/04, 1.600% due 10/1/04; Proceeds at maturity - $3,224,143; (Fully collateralized by U.S. Bonds, 8.875% due 8/15/17; Market Value - $3,288,900) (Cost - $3,224,000)	3,224,000

	TOTAL INVESTMENTS - 98.9% (Cost - $78,528,965**)	81,112,540
	Other Assets in Excess of Liabilities - 1.1%	881,013

	TOTAL NET ASSETS - 100.0%	$81,993,553

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those identified by an asterisk (*), which are rated by Moody’s Investors Service.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines established by the Board of Trustees.
(c)	Interest rate shown reflects current rate on instruments with multi-coupon or variable rate.
(d)	Security is currently in default.
(e)	Security is fair valued.
(f)	Security has been issued with attached warrants.
(g)	Payment-in-kind security for which all or part of the interest/dividend earned is paid by the issuance of additional security.
(h)	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 39 and 40 for definitions of ratings.

See Notes to Schedules of Investments.

FEDERATED STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 94.8%

CONSUMER DISCRETIONARY - 10.0%

Auto Components - 1.0%
5,400	Johnson Controls, Inc.	$306,774

Automobiles - 1.2%
26,757	Ford Motor Co.	375,936

Household Durables - 1.0%
13,875	Koninklijke Philips Electronics N.V., Sponsored ADR	317,876

Media - 3.5%
22,900	The Interpublic Group of Cos., Inc. (a)	242,511
12,000	Viacom Inc., Class B Shares	402,720
18,700	The Walt Disney Co.	421,685

		1,066,916

Multi-Line Retail - 0.6%
4,300	Federated Department Stores, Inc.	195,349

Specialty Retail - 2.7%
15,900	The Gap, Inc.	297,330
13,300	The Home Depot, Inc.	521,360

		818,690

	TOTAL CONSUMER DISCRETIONARY	3,081,541

CONSUMER STAPLES - 3.3%

Food & Drug Retailing - 0.3%
24,100	Rite Aid Corp. (a)	84,832

Food Products - 0.9%
17,300	Tyson Foods, Inc., Class A Shares	277,146

Tobacco -2.1%
13,800	Altria Group, Inc.	649,152

	TOTAL CONSUMER STAPLES	1,011,130

ENERGY - 11.2%

Energy Equipment & Services - 1.6%
14,100	Halliburton Co.	475,029

Oil & Gas - 9.6%
11,200	BP PLC, Sponsored ADR	644,336
16,702	ChevronTexaco Corp.	895,895
3,000	ConocoPhillips	248,550
15,600	Exxon Mobil Corp.	753,948
9,800	Marathon Oil Corp.	404,544

		2,947,273

	TOTAL ENERGY	3,422,302

FINANCIALS - 28.6%

Banks - 8.2%
29,400	Bank of America Corp.	1,273,902
21,700	U.S. Bancorp	627,130
6,700	Wachovia Corp.	314,565

See Notes to Schedules of Investments.

FEDERATED STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Banks - 8.2% (continued)
5,200	Wells Fargo & Co.	$310,076

		2,525,673

Diversified Financials - 12.5%
5,600	Capital One Financial Corp.	413,840
8,000	Fannie Mae	507,200
4,600	Freddie Mac	300,104
4,300	The Goldman Sachs Group, Inc.	400,932
29,900	JPMorgan Chase & Co.	1,187,927
15,200	MBNA Corp.	383,040
13,000	Morgan Stanley	640,900

		3,833,943

Insurance - 7.9%
11,500	ACE Ltd.	460,690
13,200	The Allstate Corp.	633,468
4,400	American International Group, Inc.	299,156
12,600	Aon Corp.	362,124
6,800	The Hartford Financial Services Group, Inc.	421,124
6,500	Nationwide Financial Services Inc., Class A Shares	228,215

		2,404,777

	TOTAL FINANCIALS	8,764,393

HEALTHCARE - 3.7%

Healthcare Providers & Services - 2.2%
10,300	McKesson Corp.	264,195
18,800	Tenet Healthcare Corp. (a)	202,852
2,800	UnitedHealth Group Inc.	206,472

		673,519

Pharmaceuticals - 1.5%
2,800	Johnson & Johnson	157,724
9,700	Pfizer Inc.	296,820

		454,544

	TOTAL HEALTHCARE	1,128,063

INDUSTRIALS - 13.2%

Aerospace & Defense - 1.1%
6,234	Northrop Grumman Corp.	332,459

Building Products - 1.3%
11,400	Masco Corp.	393,642

Commercial Services & Supplies - 5.3%
39,170	Cendant Corp.	846,072
6,700	H&R Block, Inc.	331,114
10,200	Pitney Bowes, Inc.	449,820

		1,627,006

Industrial Conglomerates - 4.4%
5,000	Textron, Inc.	321,350

See Notes to Schedules of Investments.

FEDERATED STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Industrial Conglomerates - 4.4% (continued)
33,891	Tyco International Ltd.	$1,039,098

		1,360,448

Machinery - 1.1%
5,400	Eaton Corp.	342,414

	TOTAL INDUSTRIALS	4,055,969

INFORMATION TECHNOLOGY - 9.6%

Communications Equipment - 1.5%
25,100	Motorola, Inc.	452,804

Computers & Peripherals - 3.5%
20,693	Hewlett-Packard Co.	387,994
3,500	International Business Machines Corp.	300,090
15,600	Storage Technology Corp. (a)	394,056

		1,082,140

IT Consulting & Services - 1.7%
4,900	Computer Sciences Corp. (a)	230,790
11,700	SunGard Data Systems Inc. (a)	278,109

		508,899

Semiconductor Equipment & Products - 0.9%
16,700	Applied Materials, Inc. (a)	275,383

Software - 2.0%
17,800	BMC Software, Inc. (a)	281,418
11,900	Microsoft Corp.	329,035

		610,453

	TOTAL INFORMATION TECHNOLOGY	2,929,679

MATERIALS - 5.6%

Chemicals -3.1%
8,500	Air Products & Chemicals, Inc.	462,230
7,800	PPG Industries, Inc.	477,984

		940,214

Metals & Mining - 1.3%
11,800	Alcoa Inc.	396,362

Paper & Forest Products - 1.2%
4,300	Georgia Pacific Corp.	154,585
5,700	International Paper Co.	230,337

		384,922

	TOTAL MATERIALS	1,721,498

TELECOMMUNICATION SERVICES - 5.4%

Diversified Telecommunication Services - 5.4%
5,700	BellSouth Corp.	154,584
20,600	SBC Communications Inc.	534,570
18,100	Sprint Corp. (FON Group)	364,353
15,450	Verizon Communications Inc.	608,421

	TOTAL TELECOMMUNICATION SERVICES	1,661,928

See Notes to Schedules of Investments.

FEDERATED STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
UTILITIES - 4.2%

Electric Utilities - 4.2%
11,700	American Electric Power Co., Inc.	$373,932
14,300	Edison International	379,093
5,700	FirstEnergy Corp.	234,156
4,300	FPL Group, Inc.	293,776

	TOTAL UTILITIES	1,280,957

	TOTAL COMMON STOCK (Cost - $26,726,691)	29,057,460

PREFERRED STOCK - 1.9%

Media - 1.9%
18,400	The News Corp. Ltd., Sponsored Preferred ADR (Cost - $495,529)	576,472

FACE AMOUNT
REPURCHASE AGREEMENT - 2.8%
$858,000	State Street Bank & Trust Co. dated 9/30/04, 1.600% due 10/1/04; Proceeds at maturity - $858,038; (Fully collateralized by U.S. Treasury Bonds, 8.875% due 8/15/17; Market value - $879,925) (Cost - $858,000)	858,000

	TOTAL INVESTMENTS - 99.5% (Cost - $28,080,220*)	30,491,932
	Other Assets in Excess of Liabilities - 0.5%	164,453

	TOTAL NET ASSETS - 100.0%	$30,656,385

(a)	Non-income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt.

See Notes to Schedules of Investments.

DISCIPLINED MID CAP STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 98.4%

CONSUMER DISCRETIONARY - 20.8%

Auto Components - 1.4%
52,742	ArvinMeritor, Inc.	$988,912
23,720	BorgWarner, Inc.	1,026,839
27,504	Dana Corp.	486,546

		2,502,297

Automobiles - 0.2%
10,370	Thor Industries, Inc.	274,494

Hotels, Restaurants and Leisure - 3.9%
87,926	Caesars Entertainment, Inc. (a)	1,468,364
20,187	CBRL Group, Inc.	728,347
32,906	Darden Restaurants, Inc.	767,368
17,657	International Speedway Corp., Class A Shares	881,084
11,918	Mandalay Resort Group	818,171
14,329	Marriott International, Inc., Class A Shares	744,535
12,339	MGM MIRAGE (a)	612,631
32,510	Ruby Tuesday, Inc.	906,054

		6,926,554

Household Durables - 5.5%
28,462	American Greetings Corp., Class A Shares	714,965
24,028	Blyth, Inc.	742,465
48,079	D.R. Horton, Inc.	1,591,896
6,539	Harman International Industries, Inc.	704,577
23,849	HNI Corp.	943,943
28,371	Lennar Corp., Class A Shares	1,350,460
11,923	Mohawk Industries Inc. (a)	946,567
1,045	NVR, Inc. (a)	575,795
8,750	The Ryland Group, Inc.	810,775
13,377	Toll Brothers, Inc. (a)	619,756
27,713	Tupperware Corp.	470,567
8,301	Whirlpool Corp.	498,807

		9,970,573

Leisure Equipment & Products - 0.3%
13,038	Brunswick Corp.	596,619

Media - 2.5%
25,236	Belo Corp., Class A Shares	568,819
20,861	Catalina Marketing Corp.	481,472
24,259	Emmis Communications Corp., Class A Shares (a)	438,118
23,307	Harte-Hanks, Inc.	582,908
34,655	Macrovision Corp. (a)	834,492
7,322	Media General, Inc., Class A Shares	409,666
1,265	Washington Post Co., Class B Shares	1,163,800

		4,479,275

Multi-line Retail - 0.7%
14,915	Dollar Tree Stores, Inc. (a)	401,959
13,871	The Neiman Marcus Group, Inc., Class A Shares	797,583

		1,199,542

See Notes to Schedules of Investments.

DISCIPLINED MID CAP STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Specialty Retail - 5.8%
13,587	Abercrombie & Fitch Co., Class A Shares	$427,990
16,856	American Eagle Outfitters, Inc.	621,144
13,135	AnnTaylor Stores Corp. (a)	307,359
19,658	Barnes & Noble, Inc. (a)	727,346
23,052	Borders Group, Inc. (b)	571,690
11,883	CDW Corp.	689,570
23,416	Chico’s FAS, Inc. (a)	800,827
48,328	Claire’s Stores, Inc.	1,210,133
23,720	Copart, Inc. (a)	449,020
22,228	Michaels Stores, Inc.	1,316,120
8,318	O’Reilly Automotive, Inc. (a)	318,496
32,459	PETsMART, Inc.	921,511
17,114	Rent-A-Center, Inc. (a)	442,568
41,468	Williams-Sonoma, Inc. (a)	1,557,123

		10,360,897

Textiles and Apparel - 0.5%
17,087	The Timberland Co., Class A Shares (a)	970,542

	TOTAL CONSUMER DISCRETIONARY	37,280,793

CONSUMER STAPLES - 4.1%

Beverages - 1.2%
33,469	Constellation Brands, Inc., Class A Shares (a)	1,273,830
41,903	PepsiAmericas Inc.	800,347

		2,074,177

Food and Drug Retailing - 0.8%
39,209	Ruddick Corp.	770,065
7,635	Whole Foods Market, Inc.	655,007

		1,425,072

Food Products - 1.9%
20,604	Dean Foods Co. (a)	618,532
8,430	The J.M. Smucker Co.	374,376
16,873	Sensient Technologies Corp.	365,132
19,325	Smithfield Foods, Inc. (a)	483,125
102,272	Tyson Foods, Inc., Class A Shares	1,638,397

		3,479,562

Household Products - 0.2%
13,338	Church & Dwight, Inc.	374,264

	TOTAL CONSUMER STAPLES	7,353,075

ENERGY - 8.7%

Energy Equipment and Services - 4.4%
9,066	BJ Services Co.	475,149
15,213	Cooper Cameron Corp. (a)	834,281
26,767	ENSCO International Inc.	874,478
24,450	FMC Technologies, Inc. (a)	816,630
37,535	Grant Prideco, Inc. (a)	769,092
25,634	Smith International, Inc. (a)	1,556,753
34,572	Varco International, Inc. (a)	927,221
30,854	Weatherford International Ltd. (a)	1,574,171

		7,827,775

See Notes to Schedules of Investments.

DISCIPLINED MID CAP STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Oil and Gas - 4.3%
6,154	Amerada Hess Corp.	$547,706
226	Cross Timbers Royalty Trust	7,499
11,097	Equitable Resources, Inc.	602,678
18,728	Forest Oil Corp. (a)	564,087
9,851	Murphy Oil Corp.	854,771
10,044	Newfield Exploration Co. (a)	615,095
16,829	Noble Energy, Inc.	980,121
17,803	Pioneer Natural Resources Co.	613,847
10,921	Pogo Producing Co.	518,201
9,477	Valero Energy Corp.	760,150
18,329	Western Gas Resources, Inc.	524,026
38,052	XTO Energy, Inc.	1,235,929

		7,824,110

	TOTAL ENERGY	15,651,885

FINANCIALS - 16.5%

Banks - 7.8%
28,680	Associated Banc-Corp	919,768
13,384	Astoria Financial Corp.	474,998
9,692	Bank of Hawaii Corp.	457,947
31,179	Banknorth Group, Inc. (b)	1,091,265
12,837	City National Corp.	833,763
56,777	The Colonial BancGroup, Inc.	1,161,090
13,924	Commerce Bancorp, Inc.	768,605
31,585	Compass Bancshares, Inc.	1,384,055
54,350	Hibernia Corp., Class A Shares	1,435,384
21,208	Huntington Bancshares Inc.	528,291
29,096	Independence Community Bank Corp.	1,136,199
17,087	Investors Financial Services Corp.	771,136
16,142	New York Community Bancorp, Inc.	331,557
22,736	Popular, Inc.	597,957
31,209	Sovereign Bancorp, Inc.	680,980
25,590	TCF Financial Corp.	775,121
16,409	Westcorp	697,711

		14,045,827

Diversified Financials - 2.0%
6,934	The Bear Stearns Cos. Inc.	666,843
27,817	IndyMac Bancorp, Inc.	1,006,975
30,149	Jefferies Group, Inc.	1,039,236
7,880	Legg Mason, Inc.	419,741
17,132	Raymond James Financial, Inc.	413,224

		3,546,019

See Notes to Schedules of Investments.

DISCIPLINED MID CAP STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Insurance - 6.0%
22,018	American Financial Group, Inc.	$658,118
8,209	AmerUs Group Co.	336,569
15,164	Brown & Brown, Inc.	692,995
13,288	Everest Re Group, Ltd.	987,697
46,475	Fidelity National Financial, Inc.	1,770,698
16,109	First American Corp.	496,640
11,609	HCC Insurance Holdings, Inc.	350,011
27,584	Horace Mann Educators Corp.	484,927
11,280	Leucadia National Corp.	639,012
13,139	The PMI Group, Inc.	533,181
25,693	Protective Life Corp.	1,009,992
6,297	Reinsurance Group of America, Inc.	259,436
17,130	Stancorp Financial Group, Inc.	1,219,656
18,894	Unitrin, Inc.	785,424
15,182	W.R. Berkley Corp. (b)	640,073

		10,864,429

Real Estate - 0.7%
7	Corrections Corp. of America (a)	248
49,413	New Plan Excel Realty Trust, Inc.	1,235,325

		1,235,573

	TOTAL FINANCIALS	29,691,848

HEALTHCARE - 9.9%

Biotechnology - 0.8%
15,062	Cephalon, Inc. (a)	721,470
16,137	Charles River Laboratories International, Inc. (a)	739,075

		1,460,545

Healthcare Equipment and Supplies - 3.6%
11,001	Beckman Coulter, Inc.	617,376
33,905	Cytyc Corp. (a)	818,806
23,639	DENTSPLY International Inc.	1,227,810
18,441	Edwards Lifesciences Corp. (a)	617,773
9,628	Hillenbrand Industries, Inc.	486,503
17,725	INAMED Corp. (a)	844,951
11,722	Patterson Cos. Inc. (a)	897,436
24,698	Varian Medical Systems, Inc. (a)	853,810

		6,364,465

Healthcare Providers and Services - 4.1%
27,876	Community Health Systems Inc. (a)	743,732
21,399	Covance Inc. (a)	855,318
21,100	Coventry Health Care, Inc. (a)	1,126,107
24,773	Health Net, Inc. (a)	612,389
3,828	Henry Schein, Inc. (a)	238,523
29,547	LifePoint Hospitals, Inc. (a)	886,705
31,107	Lincare Holdings Inc. (a)	924,189
29,792	PacifiCare Health Systems, Inc. (a)	1,093,366
6,213	Quest Diagnostics Inc.	548,111
10,631	Triad Hospitals, Inc. (a)	366,132

		7,394,572

See Notes to Schedules of Investments.

DISCIPLINED MID CAP STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Pharmaceuticals - 1.4%
20,590	Eon Labs, Inc. (a)	$446,803
69,694	IVAX Corp. (a)	1,334,640
22,274	Perrigo Co.	457,731
6,436	Sepracor, Inc. (a)	313,948

		2,553,122

	TOTAL HEALTHCARE	17,772,704

INDUSTRIALS - 14.5%

Aerospace and Defense - 1.7%
21,537	L-3 Communications Holdings, Inc.	1,442,979
25,907	Precision Castparts Corp.	1,555,715

		2,998,694

Air Freight and Couriers - 0.8%
22,515	CNF Inc.	922,890
12,077	Expeditors International of Washington, Inc.	624,381

		1,547,271

Airlines - 0.2%
42,438	AirTran Holdings, Inc. (a)	422,682

Commercial Services and Supplies - 6.3%
22,890	Adesa, Inc. (a)	376,083
9,719	Alliance Data Systems Corp. (a)	394,203
23,824	The Brink’s Co.	718,770
28,533	Career Education Corp. (a)	811,193
30,147	Ceridian Corp. (a)	555,006
13,674	Certegy Inc.	508,810
22,109	CheckFree Corp. (a)	611,756
14,659	ChoicePoint Inc. (a)	625,206
6,958	DST Systems, Inc. (a)	309,422
10,598	The Dun & Bradstreet Corp. (a)	622,103
29,993	Education Management Corp. (a)	799,014
11,422	H&R Block, Inc.	564,475
25,077	ITT Educational Services, Inc. (a)	904,026
36,856	Korn/Ferry International (a)	671,885
17,944	Laureate Education, Inc (a)	667,876
23,734	Manpower Inc.	1,055,926
7,392	Republic Services, Inc.	219,986
21,064	Valassis Communications, Inc. (a)	623,073
7,374	West Corp. (a)	214,805

		11,253,618

Construction and Engineering - 0.6%
16,821	Dycom Industries, Inc. (a)	477,548
22,395	Granite Construction, Inc.	535,241

		1,012,789

Electrical Equipment - 1.0%
40,884	Ametek, Inc.	1,239,603
10,904	Hubbell Inc., Class B Shares	488,826

		1,728,429

Industrial Conglomerates - 0.3%
8,040	Carlisle Cos. Inc.	513,997

See Notes to Schedules of Investments.

DISCIPLINED MID CAP STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Machinery - 1.5%
24,457	AGCO Corp. (a)	$553,217
10,046	Flowserve Corp. (a)	242,912
16,381	Graco Inc.	548,764
13,389	Oshkosh Truck Corp.	763,976
17,850	Pentair, Inc.	623,144

		2,732,013

Marine - 0.6%
21,329	Overseas Shipholding Group, Inc.	1,058,772

Road and Rail - 1.1%
34,479	J.B. Hunt Transport Services, Inc.	1,280,550
37,531	Swift Transportation Co., Inc. (a)	631,271

		1,911,821

Trading Companies & Distributors - 0.4%
13,746	Fastenal Co.	791,770

	TOTAL INDUSTRIALS	25,971,856

INFORMATION TECHNOLOGY - 11.7%

Communications Equipment - 1.2%
12,058	Adtran, Inc.	273,475
19,167	Harris Corp.	1,053,035
9,031	Plantronics Inc.	390,500
22,777	Polycom, Inc. (a)	451,440

		2,168,450

Computers and Peripherals - 1.3%
15,931	Imation Corp.	566,984
46,380	SanDisk Corp. (a)	1,350,586
19,280	Storage Technology Corp. (a)	487,013

		2,404,583

Electronic Equipment and Instruments - 2.4%
18,437	Amphenol Corp., Class A Shares (a)	631,652
46,538	Arrow Electronics, Inc. (a)	1,050,828
21,699	Avnet, Inc. (a)	371,487
9,911	Diebold, Inc.	462,844
27,643	Tech Data Corp. (a)	1,065,638
20,656	Tektronix, Inc.	686,812

		4,269,261

Internet Software and Services - 0.4%
27,153	McAfee Inc. (a)	545,775
58,370	RealNetworks, Inc. (a)	272,004

		817,779

IT Consulting and Services - 1.5%
45,367	Acxiom Corp.	1,077,013
23,534	Cognizant Technology Solutions Corp., Class A Shares (a)	718,022
10,975	Computer Sciences Corp. (a)	516,922
29,312	Keane, Inc. (a)	450,232

		2,762,189

See Notes to Schedules of Investments.

DISCIPLINED MID CAP STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Office Electronics - 0.4%
11,418	Zebra Technologies Corp., Class A Shares (a)	$696,612

Semiconductor Equipment and Products - 2.5%
13,257	Cree, Inc. (a)	404,736
12,549	Integrated Circuit Systems, Inc. (a)	269,804
33,993	Integrated Device Technology, Inc. (a)	323,953
26,898	International Rectifier Corp. (a)	922,601
30,190	Lam Research Corp. (a)	660,557
37,094	Microchip Technology Inc.	995,603
13,984	Semtech Corp. (a)	268,073
17,871	Silicon Laboratories Inc. (a)	591,351

		4,436,678

Software - 2.0%
68,536	Activision, Inc. (a)	950,594
33,646	Cadence Design Systems, Inc. (a)	438,744
36,909	Jack Henry & Associates, Inc.	692,782
33,860	Macromedia, Inc. (a)	679,909
41,795	Transaction Systems Architects, Inc., Class A Shares (a)	776,760

		3,538,789

	TOTAL INFORMATION TECHNOLOGY	21,094,341

MATERIALS - 5.1%

Chemicals - 2.7%
21,102	Airgas, Inc.	507,925
21,960	Albemarle Corp.	770,576
17,456	Cabot Corp.	673,278
10,806	Cytec Industries, Inc.	528,954
10,145	FMC Corp. (a)	492,743
22,774	IMC Global, Inc.	396,040
8,989	Lubrizol Corp.	311,019
27,988	Lyondell Chemical Co.	628,610
19,197	RPM International Inc.	338,827
4,012	Valspar Corp.	187,280

		4,835,252

Containers and Packaging - 0.8%
18,551	Bemis Co., Inc.	493,086
26,300	Longview Fibre Co.	401,075
17,712	Sonoco Products Co.	468,305

		1,362,466

Metals and Mining - 0.8%
9,041	Arch Coal, Inc.	320,865
9,836	Peabody Energy Corp.	585,242
26,093	Worthington Industries, Inc.	557,086

		1,463,193

Paper and Forest Products - 0.8%
10,676	Bowater Inc.	407,716
5,049	Potlatch Corp.	236,344
17,495	Rayonier, Inc.	791,474

		1,435,534

	TOTAL MATERIALS	9,096,445

See Notes to Schedules of Investments.

DISCIPLINED MID CAP STOCK PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
TELECOMMUNICATION SERVICES - 0.9%

Diversified Telecommunication Services - 0.3%
148,441	Cincinnati Bell, Inc. (a)	$518,059

Wireless Telecommunication Services - 0.6%
12,120	Telephone & Data Systems, Inc.	1,020,140

	TOTAL TELECOMMUNICATION SERVICES	1,538,199

UTILITIES - 6.2%

Electric Utilities - 2.7%
35,072	Alliant Energy Corp.	872,591
24,091	IDACORP, Inc.	700,084
59,463	Northeast Utilities	1,152,988
59,131	Pepco Holdings, Inc.	1,176,707
14,265	PPL Corp.	673,023
9,845	Wisconsin Energy Corp.	314,056

		4,889,449

Gas Utilities - 2.3%
36,155	AGL Resources, Inc.	1,112,489
42,361	MDU Resources Group, Inc.	1,115,365
39,391	National Fuel Gas Co.	1,115,947
28,960	ONEOK, Inc.	753,539

		4,097,340

Multi-Utilities - 1.2%
23,924	Questar Corp.	1,096,198
30,701	SCANA Corp.	1,146,375

		2,242,573

	TOTAL UTILITIES	11,229,362

	TOTAL COMMON STOCK (Cost - $152,089,551)	176,680,508

FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.7%

U.S. TREASURY BILLS - 0.2%
$365,000	U.S. Treasury Bills due 12/16/04 (b)(c) (Cost - $363,752)	363,759

REPURCHASE AGREEMENT - 1.5%
2,761,000	State Street Bank & Trust Co. dated 9/30/04, 1.600% due 10/1/04; Proceeds at maturity - $2,761,123; (Fully collateralized by U.S. Treasury Bonds, 6.500% due 11/15/26; Market value - $2,817,638) (Cost - $2,761,000)	2,761,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,124,752)	3,124,759

	TOTAL INVESTMENTS - 100.1% (Cost - $155,214,303*)	179,805,267
	Liabilities in Excess of Other Assets - (0.1)%	(238,822)

	TOTAL NET ASSETS - 100.0%	$179,566,445

(a)	Non-income producing security.
(b)	All or a portion of this security is segregated as collateral for futures contracts.
(c)	All or a portion of this security is held as collateral for open futures contracts.
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB” “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Travelers Quality Bond (“TQB”), Lazard International Stock (“LIS”), MFS Emerging Growth (“MEG”), Federated High Yield (“FHY”), Federated Stock (“FSP”) and Disciplined Mid Cap Stock (“DMCS”) Portfolios (“Fund(s)”) are separate diversified investment funds of The Travelers Series Trust (“Trust”). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets or, if there were no sales during the day, at the mean between the closing bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities traded in the over-the-counter market are valued at prices based on market quotations for securities of similar type; U.S. government agencies and obligations are valued at the mean between the last reported bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Futures Contracts. TQB, LIS, MEG, FSP and DMCS may enter into futures contracts to the extent permitted by their respective investment policies and objectives. Upon entering into a futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Funds each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts. The Funds enter into such contracts typically to substitute for buying or selling securities and as a cash flow management technique. The purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction.

Notes to Schedules of Investments (unaudited) (continued)

(d) Forward Foreign Currency Contracts. LIS and MEG may enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Funds bear the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

(e) Lending of Portfolio Securities. The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral.

(f) Investment Transactions. Security transactions are accounted for on trade date.

(g) Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities.

2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Travelers Quality Bond Portfolio	$3,797,324	$(2,766,538)	$1,030,786
Lazard International Stock Portfolio	17,236,538	(4,353,756)	12,882,782
MFS Emerging Growth Portfolio	22,224,058	(4,788,732)	17,435,326
Federated High Yield Portfolio	5,476,879	(2,893,304)	2,583,575
Federated Stock Portfolio	4,270,823	(1,859,111)	2,411,712
Disciplined Mid Cap Stock Portfolio	28,601,819	(4,010,855)	24,590,964

Notes to Schedules of Investments (unaudited) (continued)

At September 30, 2004, the Disciplined Mid Cap Stock Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain

Purchased contracts:
S&P MidCap 400 Index	7	12/04	$2,041,081	$2,079,350	$38,269

At September 30, 2004, LIS loaned securities having a market value of $38,447,261. LIS received cash collateral amounting to $40,395,420, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Travelers Series Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date November 29, 2004

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date November 29, 2004